Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Commercial paper	$ 20	$ 0
Bank borrowings	1	1
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	74,484	69,578
Commercial paper	20	0
Bank borrowings	1	1
Investment securities	2,450	2,218
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Commercial paper	20	0
Bank borrowings	1	1
Investment securities	2,450	2,218
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	$ 79,309	$ 81,310